Inventories (Details) - Inventories [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories (Details) [Line Items]
Wrote off inventory	$ 115	$ 33	$ 12
Outstanding accrual	$ 148	$ 33